Structured Entities	12 Months Ended
Oct. 31, 2018
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Structured Entities

Note 7: Structured Entities

We enter into certain transactions in the ordinary course of business which involve the establishment of structured entities (“SEs”) to facilitate or secure customer transactions and to obtain alternate sources of funding. We are required to consolidate an SE if we control the entity. We control an SE when we have power over the SE, exposure to variable returns as a result of our involvement, and the ability to exercise power to affect the amount of our returns.

In assessing whether we control an SE, we consider the entire arrangement to determine the purpose and design of the SE, the nature of any rights held through contractual arrangements and whether we are acting as a principal or agent.

We perform a reassessment of consolidation if facts and circumstances indicate that there have been changes to one or more of the elements of control over the SE. See Note 1 for more information on our basis of consolidation.

Consolidated Structured Entities

Bank Securitization Vehicles

We use securitization vehicles to securitize our Canadian credit card loans, Canadian real estate lines of credit and Canadian auto loans in order to obtain alternate sources of funding. The structure of these vehicles limits the activities they can undertake and the types of assets they can hold, and the vehicles have limited decision-making authority. The vehicles issue term asset-backed securities to fund their activities. We control and consolidate these vehicles, as we have the key decision-making powers necessary to obtain the majority of the benefits of their activities.

The following table presents the carrying amount and fair value of transferred assets that did not qualify for derecognition and the associated liabilities issued by our bank securitization vehicles:

(Canadian $ in millions)		2018		2017
	Carrying amount of assets (1)	Carrying amount of associated liabilities	Carrying amount of assets (1)	Carrying amount of associated liabilities
Credit card receivables	7,246	5,096	7,058	4,115
Consumer instalment and other personal (2)	6,827	3,083	5,699	2,295
Total (3)	14,073	8,179	12,757	6,410

(1)	Carrying amount of loans is net of allowance.
(2)	Includes Canadian real estate lines of credit and Canadian auto loans.
(3)	The fair values of assets and associated liabilities are $14,045 million and $8,134 million, respectively, as at October 31, 2018 ($12,753 million and $6,403 million, respectively, in 2017).

Certain comparative figures have been reclassified to conform with the current year’s presentation.

U.S. Customer Securitization Vehicle

We sponsor one customer securitization vehicle (also referred to as a bank-sponsored multi-seller conduit) that provides our customers with alternate sources of funding through the securitization of their assets. This vehicle provides clients with access to financing in the asset-backed commercial paper (“ABCP”) markets by allowing them to either sell their assets directly into the vehicle or indirectly by selling an interest in the securitized assets into the vehicle, which then issues ABCP to investors in order to fund the purchases. We do not sell assets to the customer securitization vehicle. We earn fees for providing services related to the securitizations, including liquidity, distribution and financial arrangement fees for supporting the ongoing operations of the vehicle. We have determined that we control and therefore consolidate this vehicle, as we are exposed to its variable returns and we have the key decision-making powers necessary to affect the amount of those returns in our capacity as liquidity provider and servicing agent.

We provide committed liquidity support facilities to this vehicle which may require that we provide additional financing to the vehicle in the event that certain events occur. The total committed undrawn amount under these facilities at October 31, 2018 was $7,100 million ($6,765 million at October 31, 2017).

Capital and Funding Vehicles

We have a funding vehicle that was created to guarantee payments due to bondholders on bonds issued by us. We sell assets to this funding vehicle in exchange for an intercompany loan.

We may also use capital vehicles to transfer our credit exposure on certain loan assets. We purchase credit protection against eligible credit events from these vehicles. The vehicles collateralize their obligation through the issuance of guarantee-linked notes. Loan assets are not sold or assigned to the vehicles and remain on our Consolidated Balance Sheet. As at October 31, 2018, $325 million of guarantee-linked notes issued by these vehicles were included in deposits in our Consolidated Balance Sheet ($318 million at October 31, 2017).

For those vehicles that purchase assets from us or are designed to pass on our credit risk, we have determined that based on the rights of the arrangements or through our equity interest we have significant exposure to the variable returns of the vehicles, and we control and therefore consolidate these vehicles. Additional information related to notes issued by and assets sold to these vehicles is provided in Note 13 and Note 24, respectively.

Unconsolidated Structured Entities

The table below presents amounts related to our interests in unconsolidated SEs:

(Canadian $ in millions)			2018			2017
	Capital vehicles	Canadian customer securitization vehicles (1)	Structured finance vehicles	Capital vehicles	Canadian customer securitization vehicles (1)	Structured finance vehicles
Interests recorded on the balance sheet
Cash and cash equivalents	118	53	–	8	50	–
Trading securities	–	12	–	–	6	209
FVTPL securities	–	582	–	na	na	na
FVOCI securities	2	242	–	na	na	na
Available-for-sale securities	na	na	na	2	725	–
Loans	7	–	–	7	–	–
Other	3	13	–	–	6	–
	130	902	–	17	787	209
Deposits	570	53	–	460	50	146
Derivatives	–	–	–	–	–	63
Other	17	–	–	16	–	–
	587	53	–	476	50	209
Exposure to loss (2)	28	7,135	–	57	6,425	209

Total assets of the entities	587	5,033	–	476	4,592	209

(1)

Securities held that are issued by our Canadian customer securitization vehicles are comprised of asset-backed commercial paper and are classified as trading securities, FVTPL securities and FVOCI securities (trading securities and available-for-sale securities in 2017 under IAS 39). All assets held by these vehicles relate to assets in Canada.

(2)	Exposure to loss represents securities held, undrawn liquidity facilities, total committed amounts of the BMO funded vehicle, derivative assets and loans.

na – not applicable due to IFRS 9 adoption.

Capital Vehicles

One of our capital vehicles holds a note issued by us as its underlying asset. We intend to redeem the note on December 31, 2018. We may also use capital vehicles to pass our credit risk to security holders of the vehicles. In these situations we are not exposed to significant default or credit risk. Our remaining exposure to variable returns is less than that of the note holders in these vehicles, who are exposed to our default and credit risk. We are not required to consolidate these vehicles.

Canadian Customer Securitization Vehicles

We sponsor customer securitization vehicles (also referred to as bank-sponsored multi-seller conduits) that provide our customers with alternate sources of funding through the securitization of their assets. These vehicles provide clients with access to financing either from BMO or in the ABCP markets by allowing them to either sell their assets directly into the vehicle or indirectly by selling an interest in the securitized assets into the vehicle, which then issues ABCP to either investors or BMO to fund the purchases. We do not sell assets to the customer securitization vehicles. We earn fees for providing services related to the securitizations, including liquidity, distribution and financial arrangement fees for supporting the ongoing operations of the vehicles. We have determined that we do not control these entities, as their key relevant activity, the servicing of program assets, does not reside with us.

We provide liquidity facilities to the market-funded vehicles which may require that we provide additional financing to the vehicles in the event that certain events occur. The total committed and undrawn amount under these liquidity facilities and any undrawn amounts of the BMO funded vehicle at October 31, 2018 was $6,286 million ($5,688 million at October 31, 2017).

Structured Finance Vehicles

We facilitate development of investment products by third parties, including mutual funds, unit investment trusts and other investment funds that are sold to retail investors. We enter into derivative contracts with these third parties to provide investors with their desired exposure, and we hedge our exposure related to these derivative contracts by investing in other funds through SEs. We are not required to consolidate these vehicles.

During 2018, we discontinued these vehicles and we no longer enter into these types of arrangements with third parties.

BMO Managed Funds

We have established a number of funds that we also manage. We assess whether or not we control these funds based on the economic interest we have in the funds, including investments in the funds and management fees earned from the funds, and any investors’ rights to remove us as investment manager. Based on our assessment, we have determined that we do not control these funds. Our total interest in unconsolidated BMO managed funds was $1,612 million at October 31, 2018 ($1,750 million in 2017), which is included in securities in our Consolidated Balance Sheet.

Other Structured Entities

We purchase and hold investments in a variety of third-party structured entities including exchange-traded funds, mutual funds, limited partnerships and investment trusts. We are considered to have an interest in these investments through our holdings and because we may act as a counterparty in certain derivatives contracts. We are not the investment manager or the sponsor of any of these investments. We are generally a passive investor and do not have power over the key decision-making activities of these investments. Our maximum exposure to loss from our investments is limited to the carrying amounts of our investments and any unutilized commitment we have provided.

Sponsored Structured Entities

We may be deemed to be the sponsor of an SE if we are involved in the design, legal set-up or marketing of the SE. We may also be deemed to be the sponsor of an SE if market participants would reasonably associate the entity with us. We do not have an interest in certain SEs that we have sponsored.

Additional information on our compensation trusts is provided in Note 20.